Vanguard Value Index Fund

Schedule of Investments (unaudited)
As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Basic Materials (2.5%)
Air Products & Chemicals Inc.	1,455,183	433,441
Newmont Corp.	5,290,172	335,661
DuPont de Nemours Inc.	4,833,634	268,170
Dow Inc.	4,892,986	230,215
Freeport-McMoRan Inc.	9,564,850	149,594
LyondellBasell Industries NV Class A	1,648,391	116,195
International Paper Co.	2,596,373	105,257
Nucor Corp.	1,988,491	89,204
Celanese Corp. Class A	778,794	83,682
Avery Dennison Corp.	549,560	70,256
Eastman Chemical Co.	891,091	69,612
^ International Flavors & Fragrances Inc.	351,778	43,075
Albemarle Corp.	350,114	31,258
CF Industries Holdings Inc.	703,325	21,599
Westlake Chemical Corp.	104,551	6,610
		2,053,829
Consumer Discretionary (8.5%)
Walt Disney Co.	11,908,588	1,477,618
Walmart Inc.	9,329,987	1,305,358
Target Corp.	3,295,081	518,712
General Motors Co.	8,483,665	251,032
eBay Inc.	4,379,253	228,159
DR Horton Inc.	2,275,463	172,093
Ford Motor Co.	25,739,404	171,424
Best Buy Co. Inc.	1,531,136	170,400
Aptiv plc	1,778,803	163,081
Lennar Corp. Class A	1,874,447	153,105
Marriott International Inc. Class A	1,601,407	148,258
Southwest Airlines Co.	3,886,054	145,727
VF Corp.	2,052,091	144,159
Delta Air Lines Inc.	4,201,561	128,484
Las Vegas Sands Corp.	2,515,452	117,371
ViacomCBS Inc. Class B	3,528,227	98,826
* CarMax Inc.	1,074,200	98,730
Garmin Ltd.	944,632	89,608
Darden Restaurants Inc.	856,874	86,322
Genuine Parts Co.	902,629	85,903
Fortune Brands Home & Security Inc.	909,497	78,690
Royal Caribbean Cruises Ltd.	1,201,534	77,775
PulteGroup Inc.	1,677,102	77,633
Whirlpool Corp.	410,208	75,433
* Dollar Tree Inc.	780,520	71,293
Hasbro Inc.	857,017	70,892
Omnicom Group Inc.	1,414,283	70,007

Advance Auto Parts Inc.	455,486	69,917
Fox Corp. Class A	2,278,491	63,410
* United Airlines Holdings Inc.	1,817,521	63,159
MGM Resorts International	2,599,974	56,549
^ Carnival Corp.	3,657,074	55,514
BorgWarner Inc.	1,365,852	52,913
* DraftKings Inc. Class A	819,657	48,229
News Corp. Class A	3,315,827	46,488
Tiffany & Co.	400,019	46,342
* Discovery Communications Inc. Class C	2,131,529	41,778
* Liberty Media Corp -Liberty SiriusXM Class C	1,068,644	35,351
Fox Corp. Class B	1,017,138	28,449
* Discovery Inc. Class A	999,865	21,767
Lear Corp.	197,726	21,562
Interpublic Group of Cos. Inc.	1,281,475	21,362
^ American Airlines Group Inc.	1,675,754	20,595
Aramark	750,498	19,851
* Mohawk Industries Inc.	187,693	18,317
* Liberty Media Corp -Liberty SiriusXM Class A	536,382	17,792
^ ViacomCBS Inc. Class A	67,555	2,046
Lennar Corp. Class B	14,996	985
News Corp. Class B	18,801	263
		7,028,732
Consumer Staples (11.8%)
Procter & Gamble Co.	16,377,302	2,276,281
PepsiCo Inc.	9,124,480	1,264,653
Coca-Cola Co.	25,477,518	1,257,825
Philip Morris International Inc.	10,263,471	769,658
Mondelez International Inc. Class A	9,409,912	540,600
CVS Health Corp.	8,620,808	503,455
Altria Group Inc.	12,251,222	473,387
Kimberly-Clark Corp.	2,246,569	331,728
General Mills Inc.	4,023,968	248,198
Constellation Brands Inc. Class A	1,051,256	199,224
Sysco Corp.	3,180,958	197,919
Walgreens Boots Alliance Inc.	4,849,763	174,204
Archer-Daniels-Midland Co.	3,658,849	170,100
McKesson Corp.	1,068,102	159,072
Corteva Inc.	4,929,926	142,031
Kraft Heinz Co.	4,428,361	132,629
Kroger Co.	3,867,245	131,138
Tyson Foods Inc. Class A	1,937,690	115,254
Kellogg Co.	1,693,812	109,403
Conagra Brands Inc.	3,056,349	109,142
AmerisourceBergen Corp. Class A	940,809	91,183
Clorox Co.	415,709	87,370
Hormel Foods Corp.	1,774,652	86,763
J M Smucker Co.	713,667	82,443
Keurig Dr Pepper Inc.	2,281,182	62,961
Campbell Soup Co.	1,293,114	62,548
Molson Coors Beverage Co. Class B	582,806	19,559
		9,798,728
Energy (4.0%)
Exxon Mobil Corp.	27,865,948	956,638
Chevron Corp.	12,305,535	885,998
ConocoPhillips	7,064,889	232,011
Williams Cos. Inc.	7,992,932	157,061

Kinder Morgan Inc.	12,674,184	156,273
Phillips 66	2,876,082	149,096
Schlumberger Ltd.	9,140,106	142,220
Marathon Petroleum Corp.	4,285,459	125,735
Valero Energy Corp.	2,685,429	116,333
ONEOK Inc.	2,922,392	75,924
EOG Resources Inc.	1,926,459	69,237
Halliburton Co.	5,206,627	62,740
Occidental Petroleum Corp.	6,127,584	61,337
Baker Hughes Co. Class A	4,106,763	54,579
Hess Corp.	910,012	37,247
Diamondback Energy Inc.	259,183	7,806
		3,290,235
Financials (17.9%)
* Berkshire Hathaway Inc. Class B	12,638,120	2,691,161
JPMorgan Chase & Co.	20,078,886	1,932,994
Bank of America Corp.	51,387,920	1,237,935
Wells Fargo & Co.	25,805,745	606,693
Citigroup Inc.	13,714,192	591,219
BlackRock Inc.	954,479	537,897
Goldman Sachs Group Inc.	2,266,408	455,480
CME Group Inc.	2,363,017	395,356
Morgan Stanley	7,793,528	376,817
Progressive Corp.	3,858,077	365,244
Truist Financial Corp.	8,886,595	338,135
US Bancorp	8,940,810	320,528
PNC Financial Services Group Inc.	2,796,119	307,322
Chubb Ltd.	2,527,612	293,506
Charles Schwab Corp.	6,947,627	251,713
Allstate Corp.	2,058,071	193,747
Marsh & McLennan Cos. Inc.	1,670,945	191,657
T. Rowe Price Group Inc.	1,423,555	182,528
Travelers Cos. Inc.	1,668,306	180,494
Bank of New York Mellon Corp.	5,255,638	180,479
Willis Towers Watson plc	849,408	177,373
MetLife Inc.	4,485,928	166,742
Prudential Financial Inc.	2,601,753	165,263
Aflac Inc.	4,462,874	162,226
American International Group Inc.	5,674,067	156,207
State Street Corp.	2,205,836	130,872
Ameriprise Financial Inc.	792,423	122,120
KKR & Co. Inc.	3,500,763	120,216
Discover Financial Services	2,018,975	116,656
Blackstone Group LP Class A	2,216,654	115,709
Northern Trust Corp.	1,302,927	101,589
Fifth Third Bancorp	4,688,931	99,968
Nasdaq Inc.	758,593	93,087
Hartford Financial Services Group Inc.	2,359,082	86,956
Cincinnati Financial Corp.	1,006,380	78,468
KeyCorp	6,423,603	76,634
* Arch Capital Group Ltd.	2,540,775	74,318
M&T Bank Corp.	802,153	73,870
E*TRADE Financial Corp.	1,457,929	72,969
Regions Financial Corp.	6,318,568	72,853
Principal Financial Group Inc.	1,807,220	72,777
Citizens Financial Group Inc.	2,810,057	71,038
TD Ameritrade Holding Corp.	1,782,294	69,777

	Annaly Capital Management Inc.	9,255,128	65,897
	Ally Financial Inc.	2,465,111	61,800
	Huntington Bancshares Inc.	6,692,050	61,366
	Raymond James Financial Inc.	813,578	59,196
	Fidelity National Financial Inc.	1,825,943	57,170
	Loews Corp.	1,571,006	54,593
	W R Berkley Corp.	880,033	53,814
	Everest Re Group Ltd.	263,321	52,016
	Globe Life Inc.	631,599	50,465
	Equitable Holdings Inc.	2,671,121	48,721
*	Markel Corp.	43,103	41,969
	Franklin Resources Inc.	1,795,600	36,541
	AGNC Investment Corp.	1,839,436	25,587
	Alleghany Corp.	44,871	23,353
	Lincoln National Corp.	604,998	18,955
^,*	Rocket Cos. Inc. Class A	661,549	13,185
*	Berkshire Hathaway Inc. Class A	14	4,480
			14,837,701
Health Care (19.9%)
	Johnson & Johnson	17,342,326	2,581,925
	UnitedHealth Group Inc.	6,261,137	1,952,035
	Merck & Co. Inc.	16,664,648	1,382,333
	Pfizer Inc.	36,613,478	1,343,715
	Abbott Laboratories	11,666,076	1,269,619
	AbbVie Inc.	11,628,844	1,018,570
	Amgen Inc.	3,859,354	980,893
	Medtronic plc	8,852,003	919,900
	Eli Lilly and Co.	5,672,851	839,695
	Gilead Sciences Inc.	8,257,328	521,781
	Danaher Corp.	2,103,188	452,879
	Bristol-Myers Squibb Co.	7,424,144	447,602
	Anthem Inc.	1,656,617	444,951
	Cigna Corp.	2,418,856	409,778
	Humana Inc.	871,403	360,665
*	Biogen Inc.	1,042,713	295,797
	HCA Healthcare Inc.	1,781,039	222,060
	Zimmer Biomet Holdings Inc.	1,363,495	185,626
	Baxter International Inc.	1,667,456	134,097
*	Laboratory Corp. of America Holdings	641,478	120,771
*	Hologic Inc.	1,705,568	113,369
	Quest Diagnostics Inc.	884,476	101,264
	Cardinal Health Inc.	1,925,387	90,397
*	Elanco Animal Health Inc.	3,106,452	86,763
	Dentsply Sirona Inc.	1,438,411	62,902
*	Henry Schein Inc.	940,086	55,258
	Universal Health Services Inc. Class B	485,925	52,004
*	DaVita Inc.	500,466	42,865
*	Mylan NV	1,704,065	25,271
	Perrigo Co. plc	449,660	20,644
*	GoodRx Holdings Inc. Class A	2,467	137
			16,535,566
Industrials (12.1%)
	Honeywell International Inc.	4,627,188	761,681
	3M Co.	3,796,855	608,180
	Raytheon Technologies Corp.	10,074,292	579,675
	Caterpillar Inc.	3,569,713	532,423
	Deere & Co.	1,858,221	411,837

	American Express Co.	3,980,029	398,998
	CSX Corp.	5,039,570	391,423
	FedEx Corp.	1,554,796	391,062
	United Parcel Service Inc. Class B	2,328,972	388,077
	Illinois Tool Works Inc.	1,875,558	362,376
	Norfolk Southern Corp.	1,682,638	360,068
	General Electric Co.	57,654,764	359,189
	Northrop Grumman Corp.	988,383	311,825
	Eaton Corp. plc	2,635,966	268,948
	Emerson Electric Co.	3,936,712	258,130
	General Dynamics Corp.	1,606,528	222,392
	Capital One Financial Corp.	3,010,188	216,312
	Cummins Inc.	972,735	205,403
	Johnson Controls International plc	4,901,280	200,217
	PACCAR Inc.	2,280,969	194,521
	Trane Technologies plc	1,576,533	191,155
	PPG Industries Inc.	1,554,338	189,754
	Otis Worldwide Corp.	2,852,980	178,083
	Carrier Global Corp.	5,704,865	174,227
	Parker-Hannifin Corp.	846,704	171,322
	Stanley Black & Decker Inc.	1,051,577	170,566
	Fortive Corp.	2,113,424	161,064
	WW Grainger Inc.	299,979	107,023
	Dover Corp.	948,216	102,730
	Synchrony Financial	3,654,849	95,647
	CH Robinson Worldwide Inc.	888,341	90,780
	Ball Corp.	1,075,975	89,435
*	Ingersoll Rand Inc.	2,472,388	88,017
*	United Rentals Inc.	474,732	82,841
	TransDigm Group Inc.	169,346	80,460
	Jacobs Engineering Group Inc.	857,480	79,548
*	Crown Holdings Inc.	887,994	68,251
	Packaging Corp. of America	624,353	68,086
	Westrock Co.	1,708,714	59,361
	Western Union Co.	2,706,932	58,009
	Textron Inc.	1,501,351	54,184
	Snap-on Inc.	358,366	52,726
	Xylem Inc.	591,881	49,789
	Martin Marietta Materials Inc.	206,996	48,719
	Masco Corp.	861,762	47,509
*	XPO Logistics Inc.	300,499	25,440
	Hubbell Inc. Class B	178,978	24,491
	Huntington Ingalls Industries Inc.	133,336	18,767
^,*	Nikola Corp.	498,330	10,206
			10,060,927
Other (0.0%)1
*,§ American International Group Inc. Warrants Exp. 01/19/2021		41,903	—

Real Estate (2.2%)
	Prologis Inc.	2,439,796	245,492
	Welltower Inc.	2,748,208	151,399
	Weyerhaeuser Co.	4,914,643	140,166
	AvalonBay Communities Inc.	926,585	138,376
	Simon Property Group Inc.	2,013,025	130,202
	Equity Residential	2,451,671	125,844
	Ventas Inc.	2,456,683	103,082
	Healthpeak Properties Inc.	3,543,962	96,219

Duke Realty Corp.	2,441,479	90,091
Essex Property Trust Inc.	429,256	86,190
WP Carey Inc.	1,144,712	74,589
Boston Properties Inc.	921,614	74,006
Camden Property Trust	641,246	57,058
Iron Mountain Inc.	1,896,414	50,805
* CBRE Group Inc. Class A	1,048,523	49,249
Extra Space Storage Inc.	424,735	45,442
Mid-America Apartment Communities Inc.	376,417	43,645
UDR Inc.	970,153	31,637
Host Hotels & Resorts Inc.	2,324,150	25,078
VEREIT Inc.	3,545,993	23,049
Vornado Realty Trust	565,523	19,064
Federal Realty Investment Trust	248,510	18,251
		1,818,934
Technology (6.5%)
Intel Corp.	28,021,734	1,450,965
QUALCOMM Inc.	7,433,297	874,751
Oracle Corp.	13,146,643	784,855
International Business Machines Corp.	5,870,326	714,243
Cognizant Technology Solutions Corp. Class A	3,571,788	247,954
TE Connectivity Ltd.	2,177,881	212,866
HP Inc.	9,418,601	178,859
Corning Inc.	5,016,488	162,584
CDW Corp.	939,284	112,273
* Dell Technologies Inc.	1,593,324	107,852
* Qorvo Inc.	752,241	97,047
Hewlett Packard Enterprise Co.	8,470,238	79,366
NortonLifeLock Inc.	3,696,783	77,041
Seagate Technology plc	1,441,551	71,025
Western Digital Corp.	1,875,218	68,539
NetApp Inc.	1,461,500	64,072
Leidos Holdings Inc.	468,490	41,766
* F5 Networks Inc.	201,483	24,736
* Palantir Technologies Inc. Class A	28,144	267
* Unity Software Inc.	2,637	230
		5,371,291
Telecommunications (7.2%)
Verizon Communications Inc.	27,267,810	1,622,162
Comcast Corp. Class A	30,038,383	1,389,576
AT&T Inc.	46,948,990	1,338,516
Cisco Systems Inc.	25,040,378	986,340
* T-Mobile US Inc.	1,836,427	210,014
* Liberty Broadband Corp.	952,443	136,076
Motorola Solutions Inc.	558,912	87,643
CenturyLink Inc.	7,224,312	72,893
Juniper Networks Inc.	2,182,622	46,926
* DISH Network Corp. Class A	1,605,443	46,606
* Liberty Broadband Corp. Class A	171,013	24,251
		5,961,003
Utilities (7.1%)
NextEra Energy Inc.	3,227,053	895,701
Dominion Energy Inc.	5,539,199	437,209
Duke Energy Corp.	4,845,232	429,094
Southern Co.	6,975,977	378,238
Waste Management Inc.	2,783,335	314,990
American Electric Power Co. Inc.	3,268,743	267,154

	Xcel Energy Inc.			3,461,208	238,858
	Exelon Corp.			6,414,819	229,394
	Sempra Energy			1,905,148	225,493
	WEC Energy Group Inc.			2,077,754	201,334
	Eversource Energy			2,257,170	188,587
	Public Service Enterprise Group Inc.			3,330,524	182,879
	American Water Works Co. Inc.			1,193,473	172,910
	Consolidated Edison Inc.			2,203,358	171,421
	DTE Energy Co.			1,264,650	145,485
	PPL Corp.			5,061,533	137,724
	Entergy Corp.			1,318,205	129,883
	Ameren Corp.			1,624,799	128,489
	Republic Services Inc. Class A			1,364,407	127,367
	Edison International			2,490,462	126,615
	CMS Energy Corp.			1,885,871	115,811
	FirstEnergy Corp.			3,569,826	102,490
	Alliant Energy Corp.			1,644,623	84,945
	AES Corp.			4,380,098	79,324
	Evergy Inc.			1,492,673	75,858
	CenterPoint Energy Inc.			3,586,620	69,401
	Vistra Corp.			3,218,981	60,710
	NiSource Inc.			2,520,375	55,448
*	PG&E Corp.			4,789,319	44,972
	Pinnacle West Capital Corp.			370,703	27,636
	NRG Energy Inc.			763,313	23,464
	Avangrid Inc.			406,218	20,498
					5,889,382
Total Common Stocks (Cost $72,307,561)					82,646,328
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		0.117%		2,192,053	219,205

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Cash Management Bill	0.145%	12/15/20	6,850	6,849
4	United States Cash Management Bill	0.115%	2/16/21	3,252	3,251
4	United States Treasury Bill	0.109%	12/31/20	1,730	1,729
					11,829
Total Temporary Cash Investments (Cost $231,003)					231,034
Total Investments (100.0%) (Cost $72,538,564)					82,877,362
Other Assets and Liabilities -Net (0.0%)					2,719
Net Assets (100%)					82,880,081
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $104,849,000.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Affiliated money market fund available o nly to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $107,772,000 was received for securities on loan.
4 Securities with a value of $11,829,000 have been segregated as initial margin for open futures contracts.

Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)

						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

E-mini S&P 500 Index			December 2020	1,035	173,466	1,229

Over-the-Counter Total Return Swaps
			Floating
			Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Charles
Schwab Corp.	9/2/21	BOANA	24,871	(0.157)	487	—
Keurig Dr
Pepper Inc.	9/2/21	BOANA	14,915	(0.157)	—	(1,117)
Kroger Co.	2/2/21	GSI	30,490	(0.151)	1,188	—
					1,675	(1,117)

1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA —Bank of America NA.
GSI—Goldman Sachs International.

At September 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $1,016,000.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures

Value Index Fund

contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D. Various inputs may be used to determine the value of the fund's investments and derivatives . These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Value Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	82,646,328	—	—	82,646,328
Temporary Cash Investments	219,205	11,829	—	231,034
Total	82,865,533	11,829	—	82,877,362
Derivative Financial Instruments
Assets
Futures Contracts[1]	908	—	—	908
Swap Contracts	—	1,675	—	1,675
Total	908	1,675	—	2,583
Liabilities
Swap Contracts	—	1,117	—	1,117
1 Represents variation margin on the last day of the reporting period.